Insurance	12 Months Ended
Dec. 31, 2018
Insurance
Insurance

30.   Insurance

Suzano maintains insurance coverage in amounts considered sufficient to cover possible liability risks, material losses and loss of profits. The maximum indemnity limit for material assets is R$ 7,520,000, for civil liability of Directors and Officers (D&O), the insured amount is US$ 100,000 and, for general civil liability, the insured amount is US$ 5,500.

Eucalyptus forests are not covered by insurance policies due to the particularities of this asset. The Company conducts constant monitoring through strategically positioned watchtower network, using fire alarm systems and trained fire brigades to prevent and combat these risks in forest areas.